Schedule of Investments (unaudited) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Bank of America Corp., (SOFR + 1.32%), 2.69%, 04/22/32(a)	$16,502	$17,149,889

Education — 0.1%
Chapman University, 3.00%, 04/01/51	3,495	3,525,112
Conservation Fund A Nonprofit Corp., Series 2019, 3.47%, 12/15/29	2,677	2,869,089

		6,394,201

Health Care Providers & Services — 1.3%
Ascension Health, Series B, 3.11%, 11/15/39	7,853	8,574,192
Baylor Scott & White Holdings, 2.84%, 11/15/50	9,091	9,277,668
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	22,500	22,602,162
Series 2020, 2.88%, 09/01/50	8,395	8,571,601
Kaiser Foundation Hospitals, 3.00%, 06/01/51	23,334	24,474,660
Methodist Hospital, Series 20A, 2.71%, 12/01/50	10,039	10,123,192
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	8,626	8,520,534
Novant Health, Inc., 3.17%, 11/01/51	21,685	23,474,567
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	318,391
Sutter Health, Series 2018, 3.70%, 08/15/28	192	216,218

		116,153,185

Thrifts & Mortgage Finance — 0.2%
Community Preservation Corp., 2.87%, 02/01/30	18,210	19,183,014

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	20,085	19,500,205

Total Corporate Bonds — 2.0% (Cost: $172,961,772)		178,380,494

Municipal Bonds

Alabama — 0.3%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series D, Sub Lien, 7.00%, 10/01/51	3,000	3,496,950
Series D, Sub-Lien, 6.50%, 10/01/53	15,110	17,361,995
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	6,870	7,489,556

		28,348,501

Alaska — 0.1%
State of Alaska International Airports System, Refunding RB
Series B, 5.00%, 10/01/32	5,000	5,903,900
Series B, 5.00%, 10/01/34	5,000	5,892,750

		11,796,650

Arizona — 2.3%
Arizona Health Facilities Authority, RB, Series B, 0.91%, 01/01/37(a)	50,000	50,211,550
Arizona Health Facilities Authority, Refunding RB 5.00%, 12/01/39	5,000	5,707,250
Series A, 5.00%, 02/01/42	5,000	5,067,150
Arizona Industrial Development Authority, RB(b) 7.10%, 01/01/55	3,350	3,408,926
Series A, 5.00%, 07/01/39	1,335	1,418,317

Security	Par (000)	Value

Arizona (continued)
Arizona Industrial Development Authority, RB(b) (continued)
Series A, 5.00%, 07/01/49	$2,075	$2,181,489
Arizona Industrial Development Authority, RB, M/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33(a)	58,138	66,035,730
City of Phoenix Civic Improvement Corp., ARB Junior Lien, 5.00%, 07/01/44	10,000	12,588,500
Series B, Junior Lien, AMT, 5.00%, 07/01/49	5,000	6,099,300
City of Phoenix Civic Improvement Corp., Refunding RB
Series B, 5.00%, 07/01/38	5,000	6,078,800
Series D, Junior Lien, 5.00%, 07/01/37	10,000	12,348,600
Industrial Development Authority of the City of Phoenix, RB(b)
Series A, 6.50%, 07/01/34	965	1,111,149
Series A, 5.00%, 07/01/36	7,315	8,268,364
Series A, 5.00%, 07/01/41	5,000	5,597,800
Industrial Development Authority of the City of Phoenix, Refunding RB(b) 5.00%, 07/01/35	4,000	4,457,978
5.00%, 07/01/45	1,495	1,628,997
Maricopa County Industrial Development Authority, RB
Series A, 5.00%, 09/01/28	550	708,593
Series A, 5.00%, 09/01/31	1,000	1,352,390
Series A, 5.00%, 09/01/32	1,000	1,339,310
Series A, 5.00%, 09/01/33	900	1,200,420
Series A, 5.00%, 09/01/34	1,000	1,325,930
Series A, 5.00%, 09/01/35	1,000	1,319,770
Series A, 5.00%, 09/01/36	750	984,997
Series A, 4.00%, 09/01/37	695	841,117
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/36(b)	250	282,253
Salt River Project Agricultural Improvement & Power District, RB, RB, 5.00%, 01/01/47	5,000	6,411,350

		207,976,030

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	37,355	41,718,811

California — 5.8%
Bay Area Toll Authority, Refunding RB, Series A, 2.00%, 04/01/56(a)	18,900	20,410,866
California Health Facilities Financing Authority, RB 5.00%, 02/01/36	5,000	6,105,500
5.00%, 02/01/37	5,000	6,100,350
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/42	5,000	6,043,450
Sub-Series A-2, 5.00%, 11/01/47	20,000	30,120,000
California Housing Finance, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	59,357	70,685,399
Series A, 4.25%, 01/15/35	19	23,667
California Infrastructure & Economic Development Bank, RB, Series A, 5.00%, 11/01/30	10,000	13,533,800
California Infrastructure & Economic Development Bank, Refunding RB 5.00%, 06/01/31	7,870	10,835,416

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank, Refunding RB (continued)
Series B, 0.72%, 12/01/50(a)	$4,700	$4,769,311
California Municipal Finance Authority, RB
(BAM), 5.00%, 05/15/25	500	580,755
(BAM), 5.00%, 05/15/26	400	479,176
(BAM), 5.00%, 05/15/27	500	616,025
(BAM), 5.00%, 05/15/28	525	663,616
5.38%, 07/01/34(b)	1,000	1,084,450
5.63%, 07/01/44(b)	2,760	2,976,908
6.00%, 07/01/44	1,960	2,177,090
(BAM), 4.00%, 05/15/46	2,000	2,381,840
Series A, 6.00%, 08/01/44(b)	330	354,912
Series A, 6.13%, 08/01/49(b)	285	306,096
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,063,250
California Pollution Control Financing Authority, RB(b) AMT, 5.00%, 07/01/37	20,000	20,744,000
Series A, AMT, 5.00%, 11/21/45	50,000	51,806,500
California School Finance Authority, RB(b)
Series A, 6.50%, 11/01/34	1,015	1,147,529
Series A, 6.75%, 11/01/45	1,395	1,565,650
California State Public Works Board, Refunding RB, Series A, 5.00%, 02/01/22(c)	10,000	10,142,400
California State University, Refunding RB, Series B, 1.52%, 11/01/28	12,065	12,135,580
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)	1,250	1,328,038
City of Irvine California, ST, 5.00%, 09/01/49	1,500	1,672,095
City of Los Angeles Department of Airports, Refunding ARB
Series B, 5.00%, 05/15/26	2,500	3,031,025
Series B, 5.00%, 05/15/27	1,670	2,086,080
Series B, 5.00%, 05/15/28	865	1,110,003
Series B, 5.00%, 05/15/29	275	360,979
Series B, 5.00%, 05/15/30	340	455,399
Series B, 5.00%, 05/15/31	460	628,305
Series B, 5.00%, 05/15/32	460	624,353
Series B, 5.00%, 05/15/33	1,750	2,360,907
Series B, 5.00%, 05/15/34	2,075	2,783,405
Series B, 5.00%, 05/15/35	1,875	2,501,775
Series B, 5.00%, 05/15/36	3,165	4,201,379
Series B, 5.00%, 05/15/37	2,725	3,602,613
Series B, 5.00%, 05/15/38	3,140	4,141,534
Series B, 5.00%, 05/15/39	3,500	4,604,390
Series B, 5.00%, 05/15/40	4,930	6,457,659
Series A, AMT, 5.00%, 05/15/39	7,055	9,101,162
Series A, AMT, 5.00%, 05/15/40	5,000	6,427,350
Series A, AMT, 5.00%, 05/15/46	10,000	12,692,000
CSCDA Community Improvement Authority, RB, M/F Housing, Series A-2, 4.00%, 10/01/56(b)	23,320	25,291,473
Glendale Community College District, GO, CAB, Series B, 0.00%, 08/01/39(d)	6,755	4,323,268
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/29	10,000	12,329,800
Series A-1, 5.00%, 06/01/30	6,955	8,728,664
Series A-1, 5.00%, 06/01/31	5,630	7,038,682
Series A-1, 5.25%, 06/01/47	9,085	9,403,066

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued)
Series A-2, 5.00%, 06/01/47	$16,130	$16,664,709
Los Angeles Department of Water & Power, Refunding RB, 5.00%, 07/01/45	10,775	13,977,114
Modesto Irrigation District, RB, (NPFGC), 0.71%, 09/01/37(a)	10,000	9,914,490
Northern California Gas Authority No. 1, RB, Series B, 0.82%, 07/01/27(a)	4,115	4,163,569
Sacramento County Water Financing Authority, RB, Series B, (NPFGC), 0.63%, 06/01/34(a)	10,000	9,928,020
San Francisco City & County Airport Comm-San Francisco International Airport Refunding RB, Series A, AMT, 5.00%, 05/01/32	15,000	19,885,800
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/26	1,170	930,092
Series D, 0.00%, 08/01/43	20,000	6,777,800
State of California Department of Water Resources, Refunding RB, Series BC, 1.41%, 12/01/29	4,600	4,554,414
Tobacco Securitization Authority of Northern California, Refunding RB
Series A, 5.00%, 06/01/26	2,000	2,417,620
Series A, 5.00%, 06/01/27	1,550	1,931,083
Series A, 5.00%, 06/01/28	1,000	1,279,100
Series A, 5.00%, 06/01/29	1,050	1,372,613
Series A, 5.00%, 06/01/30	750	1,001,625
Series A, 5.00%, 06/01/32	1,300	1,735,032
Series A, 4.00%, 06/01/34	1,335	1,638,939
Series A, 4.00%, 06/01/40	1,150	1,377,999
University of California, Refunding RB, Series S, 5.00%, 05/15/23(c)	6,000	6,357,780

		522,046,739

Colorado — 1.4%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.00%, 12/15/29	3,920	5,216,462
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	4,125	4,320,855
Colorado Educational & Cultural Facilities Authority, RB 5.00%, 12/01/22	55	56,581
5.00%, 07/01/46(b)	2,000	2,208,480
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/26	5,000	6,058,000
Series A, 5.00%, 08/01/27	5,000	6,232,500
Series A, 5.00%, 08/01/30	10,000	12,936,100
Series A, 5.00%, 08/01/31	5,000	6,453,700
Series A, 5.00%, 08/01/32	5,000	6,455,100
Series A, 5.00%, 08/01/35	5,000	6,432,750
Series A, 5.00%, 08/01/36	10,000	12,850,300
Series A, 5.00%, 08/01/38	5,000	6,409,750
Series A, 5.00%, 08/01/39	5,000	6,400,100
Colorado Housing and Finance Authority, RB, S/F Housing, Series C, Class I, (GNMA COLL), 3.60%, 11/01/38	165	174,288
Colorado Housing and Finance Authority, Refunding RB, S/F Housing, Series B, Class I, (GNMA), 3.00%, 05/01/51	4,935	5,390,155

2

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Denver City & County School District No. 1, GO
(SAW), 5.00%, 12/01/29	$1,250	$1,661,612
(SAW), 5.00%, 12/01/30	4,390	5,956,747
(SAW), 5.00%, 12/01/38	10,000	13,239,900
DIATC Metropolitan District, GO(b) 5.00%, 12/01/39	1,245	1,364,831
5.00%, 12/01/49	2,000	2,174,900
Fitzsimons Village Metropolitan District No. 1, Refunding GO, Senior Lien, 5.00%, 12/01/49	1,045	1,132,331
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(b)	2,965	3,214,949
Plaza Metropolitan District No.1, Refunding TA, 4.00%, 12/01/23(b)	1,000	1,031,760
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,359,750
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,000	1,079,880
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	3,010	3,189,035

		128,000,816

Connecticut — 1.1%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 2.88%, 11/15/30	5,700	6,008,142
Connecticut Housing Finance Authority, Refunding RB, S/F Housing 0.55%, 05/15/26	1,000	993,570
0.60%, 11/15/26	1,000	989,910
0.70%, 05/15/27	2,500	2,472,150
0.75%, 11/15/27	2,250	2,215,890
0.85%, 05/15/28	2,940	2,892,548
0.90%, 11/15/28	1,150	1,126,195
1.05%, 05/15/29	3,000	2,944,290
1.10%, 11/15/29	5,630	5,499,497
1.30%, 05/15/30	3,450	3,397,594
1.35%, 11/15/30	4,050	3,979,935
1.45%, 05/15/31	1,220	1,203,176
1.50%, 11/15/31	4,910	4,839,149
1.60%, 05/15/32	3,740	3,708,140
1.70%, 05/15/34	2,635	2,605,646
(GNMA/FNMA/FHLMC), 3.00%, 11/15/49	2,000	2,187,200
Sub-Series A-1, 3.50%, 11/15/45	6,970	7,758,098
Sub-Series C-1, 3.63%, 11/15/38	8,880	9,522,557
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(b)	2,370	2,611,408
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,580	11,200,729
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	5,508	5,778,371
Mohegan Tribe of Indians of Connecticut, Refunding RB(b)
Series C, 5.75%, 02/01/24	3,320	3,572,254
Series C, 5.75%, 02/01/25	3,755	4,141,465
Series C, 6.25%, 02/01/30	4,930	5,632,180
Town of West Hartford Connecticut, GO, Series B, 0.72%, 07/01/24	1,500	1,510,410

		98,790,504

Security	Par (000)	Value

District of Columbia — 0.7%
Metropolitan Washington Airports Authority Aviation Revenue Refunding RB, Series A, AMT, 4.00%, 10/01/51	$10,820	$12,649,662
Metropolitan Washington Airports Authority, Refunding ARB
AMT, 5.00%, 10/01/27	5,000	6,241,900
Series A, AMT, 5.00%, 10/01/30	5,000	5,691,150
Washington Metropolitan Area Transit Authority, RB 5.00%, 07/15/41	5,970	7,844,401
4.00%, 07/15/43	22,775	27,502,407
5.00%, 07/15/46	5,000	6,485,200

		66,414,720

Florida — 3.8%
Alta Lakes Community Development District, SAB 3.50%, 05/01/24	285	292,299
3.75%, 05/01/29	550	593,059
4.40%, 05/01/39	1,030	1,137,347
4.63%, 05/01/49	1,775	1,955,872
Babcock Ranch Community Independent Special District, SAB 4.75%, 11/01/26	400	428,888
5.00%, 11/01/31	500	541,360
5.25%, 11/01/46	3,475	3,722,281
Brevard County Health Facilities Authority, Refunding RB(b) 4.00%, 11/15/31	580	635,483
4.00%, 11/15/45	1,575	1,619,604
4.00%, 11/15/55	2,340	2,391,761
Broward County Florida Port Facilities Revenue, ARB, Series A, 5.00%, 09/01/44	5,000	6,326,300
Canaveral Port Authority, ARB Series B, 5.00%, 06/01/48	10,000	12,185,500
Series A, AMT, 5.00%, 06/01/45	5,000	6,017,550
Capital Trust Agency, Inc., RB 8.00%, 01/01/34	550	11,000
8.25%, 01/01/44	940	18,800
8.25%, 01/01/49	3,010	60,200
5.00%, 12/15/55(b)	2,845	3,090,865
4.88%, 06/15/56(b)	12,000	12,000,000
Series A, 5.00%, 12/15/39	1,775	2,072,685
Series A, 5.00%, 06/15/49(b)	5,000	5,367,650
Series A, 5.00%, 12/15/49	3,380	3,881,457
Series A, 5.00%, 12/15/54	1,955	2,242,971
Series A-1, 5.00%, 07/01/56(b)	8,220	9,690,147
Series A-2, 5.00%, 01/01/26(b)	2,605	2,640,819
Celebration Pointe Community Development District, SAB 4.75%, 05/01/24	145	150,871
5.00%, 05/01/34	710	746,189
5.13%, 05/01/45	985	1,028,616
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(b)	3,365	3,711,999
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(e)(f)	1,000	770,758
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.06%, 10/01/31	11,120	12,654,115
County of Miami-Dade Florida Transit System, RB
Series A, 4.00%, 07/01/49	10,000	11,726,400
Series A, 4.00%, 07/01/50	20,000	23,347,800

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/51	$7,805	$9,204,124
County of Miami-Dade Florida, GO, 4.00%, 07/01/50(c)	35,660	41,965,758
County of Palm Beach Florida, RB(b) 5.25%, 04/01/23	440	440,656
5.00%, 04/01/39	2,700	3,110,724
5.00%, 04/01/51	2,305	2,598,657
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,240	2,361,027
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	4,020	4,602,619
Florida Development Finance Corp., RB 7.00%, 12/01/48(b)(e)(f)	5,500	5,402,045
Series A, 5.75%, 06/15/29	365	394,904
Series A, 6.00%, 06/15/34	440	475,900
Series A, 6.13%, 06/15/44	1,685	1,814,071
AMT, 3.00%, 06/01/32	4,240	4,457,088
Series B, AMT, 7.38%, 01/01/49(b)	2,110	2,311,716
Florida Development Finance Corp., Refunding RB 5.00%, 11/15/26	1,000	1,224,720
5.00%, 11/15/27	850	1,068,756
5.00%, 11/15/28	1,050	1,351,161
5.00%, 11/15/29	1,350	1,771,173
5.00%, 11/15/30	1,500	2,004,810
5.00%, 11/15/31	1,600	2,179,072
5.00%, 11/15/32	1,800	2,439,486
Florida Housing Finance Corp., RB, S/F Housing
Series 1, (GNMA/FNMA/FHLMC), 1.80%, 07/01/36	2,500	2,414,275
Series 1, (GNMA/FNMA/FHLMC), 2.10%, 07/01/46	10,000	9,677,500
Series 1, (GNMA/FNMA/FHLMC), 2.15%, 07/01/51	6,500	6,107,140
Series 1, (GNMA/FNMA/FHLMC), 3.00%, 01/01/52	16,000	17,517,760
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,020	1,077,273
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	2,279,325
Series A-1, 4.10%, 05/01/48	1,400	1,469,202
Hillsborough County Industrial Development Authority RB, 4.00%, 08/01/55	8,350	9,626,381
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/25	285	298,646
4.25%, 05/01/26	1,065	1,126,525
4.88%, 05/01/35	1,105	1,186,350
4.40%, 05/01/39	855	942,150
4.88%, 05/01/45	2,275	2,417,324
5.13%, 05/01/46	5,940	6,465,334
4.50%, 05/01/49	1,780	1,945,717
Miami-Dade County Seaport Department Refunding RB, (AGM), 1.69%, 10/01/28(c)	6,835	6,805,473
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	1,870	1,946,913
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,061,800

Security	Par (000)	Value

Florida (continued)
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	$2,030	$2,400,820
Portico Community Development District,Refunding SAB
Series 1, 3.20%, 05/01/31	1,000	1,060,310
Series 1, 3.50%, 05/01/37	1,250	1,281,337
Reunion East Community Development District, SAB 2.40%, 05/01/26	360	360,842
2.85%, 05/01/31	500	505,405
3.15%, 05/01/41	1,000	993,730
4.00%, 05/01/51	1,340	1,406,437
Sawyers Landing Community Development District Special Assessment 3.75%, 05/01/31	1,550	1,657,105
4.13%, 05/01/41	2,525	2,704,982
State Board of Administration Finance Corp., RB, Series A, 1.26%, 07/01/25	10,000	10,105,600
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	90,783
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	2,335,332
Talavera Community Development District, SAB 4.35%, 05/01/40	495	534,600
4.50%, 05/01/50	770	826,988
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(g)	490	379,838
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(g)	190	184,629
Tolomato Community Development District, SAB(e)(f)
Series 2015-1, 6.61%, 05/01/40(g)	800	777,976
Series 2015-3, 6.61%, 05/01/40	535	5
Series 3, 6.38%, 05/01/17	425	4
Trout Creek Community Development District, SAB 5.50%, 05/01/35	2,325	2,522,067
5.63%, 05/01/45	3,635	3,915,004
V-Dana Community Development District, SAB, 4.00%, 05/01/52	750	785,055
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,880,220
Village Community Development District No.10, SAB, 4.50%, 05/01/23	785	796,312
Westside Haines City Community Development District, SAB 2.50%, 05/01/26	250	249,898
3.00%, 05/01/31	435	439,359
3.25%, 05/01/41	1,010	997,587
4.00%, 05/01/52	1,250	1,296,725

		339,093,151

Georgia — 5.4%
Brookhaven Development Authority, RB, Series A, 5.00%, 07/01/26	1,250	1,513,850
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series C, Subordinate, 5.00%, 07/01/37	25,000	31,809,250
City of Atlanta Georgia Department of Aviation, ARB, Series B, AMT, 5.00%, 07/01/44	10,000	12,439,600

4

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Development Authority for Fulton County, Refunding RB, Series C, 5.00%, 07/01/26	$1,285	$1,556,238
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	18,000	20,510,640
Georgia State Road & Tollway Authority, RB 5.00%, 06/01/26	1,950	2,366,696
5.00%, 06/01/28	6,800	8,724,484
5.00%, 06/01/29	12,625	16,535,134
5.00%, 06/01/30	14,135	18,863,919
5.00%, 06/01/31	8,950	11,887,579
(GTD), 4.00%, 07/15/37	14,875	18,450,652
(GTD), 4.00%, 07/15/38	15,470	19,150,468
(GTD), 4.00%, 07/15/39	16,095	19,877,808
(GTD), 4.00%, 07/15/40	16,740	20,607,107
(GTD), 4.00%, 07/15/41	16,675	20,467,062
(GTD), 4.00%, 07/15/42	18,100	22,141,911
(GTD), 4.00%, 07/15/43	18,210	22,181,419
(GTD), 4.00%, 07/15/46	10,170	12,306,717
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/26	3,000	3,599,760
Series A, 5.00%, 05/15/27	2,000	2,460,000
State of Georgia, Refunding GO 4.00%, 07/01/38	31,120	38,682,160
Series A, 4.00%, 07/01/35	15,905	19,941,371
Series A, 4.00%, 07/01/36	42,570	53,138,002
Series A, 4.00%, 07/01/37	39,310	48,922,474
Series A, 4.00%, 07/01/39	28,420	35,226,022

		483,360,323

Hawaii — 0.0%
Kauai County Community Facilities District, ST 5.00%, 05/15/44	625	720,594
5.00%, 05/15/49	2,750	3,145,395

		3,865,989

Idaho — 0.3%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	5,150	5,640,898
Idaho Housing & Finance Association, Refunding RB
Series A, 5.00%, 07/15/30	500	665,550
Series A, 5.00%, 07/15/31	725	982,912
Series A, 5.00%, 07/15/32	1,000	1,347,320
Series A, 5.00%, 07/15/33	1,100	1,472,042
Series A, 5.00%, 07/15/34	1,250	1,662,362
Series A, 5.00%, 07/15/35	1,250	1,653,663
Series A, 4.00%, 07/15/36	1,500	1,820,175
Series A, 4.00%, 07/15/37	2,100	2,539,026
Series A, 4.00%, 07/15/38	3,000	3,622,890
Series A, 4.00%, 07/15/39	3,250	3,915,567

		25,322,405

Illinois — 3.3%
Chicago Board of Education, GO 6.32%, 11/01/29	14,270	17,479,608
Series A, 5.00%, 12/01/42	50,165	52,363,230
Series C, 5.25%, 12/01/39	7,050	7,895,224
Series D, 5.00%, 12/01/46	37,120	40,952,533
Series H, 5.00%, 12/01/46	5,000	5,928,000
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	19,810	23,282,099
6.14%, 12/01/39	8,460	10,535,069

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, BAB (continued)
6.52%, 12/01/40	$7,045	$9,167,095
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	11,230	11,593,515
Series C, 5.00%, 12/01/23	4,145	4,549,096
Series C, 5.00%, 12/01/24	4,280	4,866,788
Series C, 5.00%, 12/01/25	1,440	1,688,674
Series C, 5.00%, 12/01/27	4,585	5,658,165
Series C, 5.00%, 12/01/34	5,590	6,793,247
Series F, 5.00%, 12/01/23	7,220	7,923,878
City of Chicago Illinois, GO, Series B, 7.38%, 01/01/33	4,395	5,880,642
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	6,020	7,531,682
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 08/15/26	1,925	2,345,305
Series A, 5.00%, 08/15/27	2,165	2,711,316
Series A, 5.00%, 08/15/28	3,310	4,247,955
Series A, 5.00%, 08/15/29	2,450	3,208,300
Series A, 5.00%, 08/15/30	2,560	3,414,630
Series A, 5.00%, 08/15/31	2,530	3,438,852
Series A, 5.00%, 08/15/32	2,960	3,999,789
Series A, 5.00%, 08/15/33	3,640	4,893,470
Series A, 5.00%, 08/15/34	4,870	6,512,407
Series A, 5.00%, 08/15/35	5,000	6,657,900
Series A, 5.00%, 08/15/36	4,830	6,403,372
Series C, 5.00%, 02/15/26	5,000	5,999,700
Illinois Housing Development Authority, RB, S/F Housing
Series D, (GNMA/FNMA/FHLMC COLL), 2.25%, 04/01/30	1,135	1,186,654
Series D, (GNMA/FNMA/FHLMC COLL), 2.35%, 04/01/31	1,050	1,103,834
Series D, (GNMA/FNMA/FHLMC COLL), 2.70%, 10/01/34	5,000	5,260,100
Illinois Housing Development Authority, Refunding RB, Sub-Series A-1, 3.70%, 07/01/34	415	439,087
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/52(c)	8,960	10,073,190

		295,984,406

Indiana — 0.2%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	270	285,277
Indiana Finance Authority, Refunding RB
Series B, 3.53%, 09/15/34	4,520	4,594,715
Series B, 3.75%, 09/15/37	7,715	7,909,804
Series B, 3.83%, 09/15/41	2,780	2,819,198

		15,608,994

Iowa — 0.4%
Iowa Tobacco Settlement Authority, Refunding RB
Series A2, Class 1, 5.00%, 06/01/27	400	497,420
Series A2, Class 1, 5.00%, 06/01/28	600	765,300
Series A2, Class 1, 5.00%, 06/01/29	700	911,225
Series A2, Class 1, 5.00%, 06/01/30	700	929,565
Series A2, Class 1, 5.00%, 06/01/31	700	933,695
Series A2, Class 1, 5.00%, 06/01/32	700	930,419
Series A2, Class 1, 5.00%, 06/01/33	1,000	1,321,420
Series A2, Class 1, 4.00%, 06/01/34	1,000	1,215,040
Series A2, Class 1, 4.00%, 06/01/35	1,000	1,207,210

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB (continued)
Series A2, Class 1, 4.00%, 06/01/36	$860	$1,032,473
Series A2, Class 1, 4.00%, 06/01/37	800	956,200
Series A2, Class 1, 4.00%, 06/01/38	1,000	1,191,420
Series A2, Class 1, 4.00%, 06/01/39	1,000	1,187,920
Series A2, Class 1, 4.00%, 06/01/40	1,000	1,184,480
Series A2, Class 1, 4.00%, 06/01/49	6,000	6,995,400
Series B1, 4.00%, 06/01/49	15,000	17,360,550

		38,619,737

Kansas — 0.1%
Kansas Development Finance Authority RB, Series K, (BAM), 2.77%, 05/01/51	11,925	11,919,276

Kentucky — 0.1%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	6,189,200
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,822,765

		10,011,965

Louisiana — 0.8%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	5,690	5,585,930
Louisiana Public Facilities Authority, RB, Series A, 5.00%, 04/01/57(b)	4,965	5,280,029
Louisiana Public Facilities Authority, Refunding RB 5.00%, 10/01/26	215	260,206
5.00%, 10/01/32	310	412,223
5.00%, 10/01/34	785	1,034,536
5.00%, 10/01/35	825	1,083,819
4.00%, 10/01/36	810	976,455
4.00%, 10/01/37	1,000	1,204,070
4.00%, 10/01/38	850	1,022,167
4.00%, 10/01/39	815	977,731
4.00%, 10/01/40	700	837,480
4.00%, 10/01/41	650	775,658
4.00%, 10/01/51	1,175	1,374,221
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	5,000	5,675,950
State of Louisiana, GO
Series A, 5.00%, 03/01/32	10,000	13,513,200
Series A, 5.00%, 03/01/37	11,055	14,605,645
Series A, 5.00%, 03/01/38	13,770	18,151,476

		72,770,796

Maine — 0.4%
Maine Health & Higher Educational Facilities Authority RB, Series A, 4.00%, 07/01/50	14,215	16,428,702
Maine State Housing Authority, RB, M/F Housing
Series A, 0.60%, 11/15/26	2,000	1,982,800
Series A, 1.85%, 11/15/36	2,750	2,717,330
Series A, 2.05%, 11/15/41	1,185	1,168,019
Series A, 2.15%, 11/15/46	5,000	4,831,800
Maine State Housing Authority, RB, S/F Housing
Series A, 3.00%, 11/15/44	2,500	2,606,300
Series H, 3.55%, 11/15/37	2,000	2,162,080

		31,897,031

Maryland — 1.4%
Anne Arundel County Consolidated Special Taxing District, ST 5.13%, 07/01/36.	600	621,984

Security	Par (000)	Value

Maryland (continued)
Anne Arundel County Consolidated Special Taxing District, ST (continued) 5.25%, 07/01/44	$1,220	$1,255,075
County of Howard Maryland, TA, 6.10%, 02/15/44	1,170	1,238,761
Maryland Community Development Administration, RB, M/F Housing
Series D, 2.75%, 07/01/34	1,005	1,079,792
Series D, (FHA 542(C)), 2.95%, 07/01/62	2,000	2,062,220
Maryland Community Development Administration, Refunding RB, S/F Housing
Series A, 2.50%, 09/01/40	5,000	5,079,200
Series A, 2.60%, 03/01/42	3,490	3,557,915
Series A, 3.75%, 03/01/50	17,280	19,152,634
Maryland Economic Development Corp., RB
Series D, AMT, 5.00%, 03/31/41	10,000	11,734,300
Series D, AMT, 5.00%, 03/31/46	10,000	11,724,400
Series D, AMT, 5.00%, 03/31/51	10,000	11,660,800
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	10,405	12,021,729
State of Maryland Department of Transportation, ARB
AMT, 5.00%, 08/01/30	1,000	1,316,260
AMT, 5.00%, 08/01/31	1,250	1,672,513
AMT, 5.00%, 08/01/32	1,420	1,889,395
AMT, 5.00%, 08/01/33	1,280	1,692,710
AMT, 5.00%, 08/01/34	1,105	1,455,130
AMT, 5.00%, 08/01/35	1,115	1,463,415
AMT, 5.00%, 08/01/36	1,285	1,679,187
AMT, 4.00%, 08/01/37	1,500	1,799,745
AMT, 4.00%, 08/01/38	1,500	1,797,120
AMT, 4.00%, 08/01/39	1,840	2,202,811
AMT, 4.00%, 08/01/40	1,600	1,911,152
AMT, 4.00%, 08/01/41	1,600	1,907,648
AMT, 5.00%, 08/01/46	10,000	12,795,100
AMT, 4.00%, 08/01/51	10,000	11,721,100

		126,492,096

Massachusetts — 2.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 4.00%, 06/01/50	15,000	17,685,000
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	23,255	32,009,112
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB 5.00%, 07/01/28	1,535	1,966,765
5.00%, 07/01/31	340	465,899
5.00%, 07/01/42	1,000	1,275,410
Massachusetts Development Finance Agency, RB 5.00%, 10/01/38	5,000	5,880,850
5.00%, 10/01/43	5,000	5,788,550
Series D, 5.00%, 07/01/44	10,000	11,377,400
Series J2, 5.00%, 07/01/43	10,000	12,267,100
Massachusetts Development Finance Agency, Refunding RB 5.00%, 10/15/30	15,850	21,660,293
4.00%, 10/01/32(b)	2,560	2,774,093
4.13%, 10/01/42(b)	8,225	8,884,398
5.00%, 07/01/44	5,000	5,991,000
Class K, 5.00%, 07/01/38	5,000	6,020,800
Series G, 5.00%, 07/01/29	150	194,049
Series G, 5.00%, 07/01/30	225	296,570

6

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series G, 5.00%, 07/01/32	$425	$568,412
Series G, 5.00%, 07/01/34	375	496,766
Series G, 5.00%, 07/01/38	300	392,310
Series G, 5.00%, 07/01/39	650	848,107
Series G, 4.00%, 07/01/46	1,250	1,481,725
Series G, 5.00%, 07/01/50	2,300	2,937,169
Massachusetts Educational Financing Authority, RB, Series A, 2.46%, 07/01/30	8,750	8,893,150
Massachusetts Housing Finance Agency, RB, M/F Housing
(FHA 542(C) HUD SECT 8), 2.75%, 12/01/55	2,250	2,285,213
Series A, 3.40%, 12/01/49	3,115	3,281,310
Series C-1, 2.65%, 12/01/34	2,950	3,099,270
Series C-1, 3.10%, 12/01/44	2,500	2,621,500
Series C-1, 3.15%, 12/01/49	2,890	3,003,895
Series C-1, 3.25%, 12/01/54	7,790	8,102,301
Series C-1, 3.35%, 06/01/62	5,010	5,224,177
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing
Series B-1, (FHA INS), 2.75%, 12/01/34	2,225	2,352,715
Series B-1, (FHA INS), 3.30%, 12/01/56	5,930	6,175,502
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 172, 3.65%, 12/01/35	2,510	2,640,947
Massachusetts Port Authority, ARB
Series B, 5.00%, 07/01/44	10,000	12,660,100
Series E, AMT, 5.00%, 07/01/51	10,000	12,691,600
Massachusetts School Building Authority, Refunding RB, Series B, 1.28%, 08/15/27	13,400	13,441,004

		227,734,462

Michigan — 2.2%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series D, (AGM), 0.70%, 07/01/32(a)	100,000	99,175,091
Grand Traverse County Hospital Finance Authority, Refunding RB 5.00%, 07/01/26	550	666,859
5.00%, 07/01/27	750	934,912
5.00%, 07/01/28	360	459,889
5.00%, 07/01/29	1,175	1,531,565
5.00%, 07/01/30	1,710	2,269,067
5.00%, 07/01/31	2,700	3,648,051
5.00%, 07/01/32	710	953,644
5.00%, 07/01/33	375	500,738
5.00%, 07/01/34	400	531,356
4.00%, 07/01/35	600	730,680
4.00%, 07/01/37	595	720,468
Michigan Finance Authority, RB, Series S, 5.00%, 11/01/44	5,000	5,842,500
Michigan Finance Authority, Refunding RB 5.00%, 11/15/37	5,000	6,051,150
Series B, 5.00%, 07/01/44	5,000	5,399,850
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	15,565	15,494,802
Series A, 2.55%, 10/01/51	8,700	8,634,837
Series A, 2.70%, 10/01/56	4,175	4,195,666

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, MF Housing
Series A, 2.25%, 10/01/41	$5,140	$5,150,486
Series A, 2.73%, 10/01/59	10,000	10,059,200
Michigan State University, RB, Series B, (AMBAC), 0.72%, 02/15/37(a)	5,000	5,099,645
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	5,000	5,548,900
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/34	10,000	13,578,400
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/46	1,250	1,635,012
Series B, AMT, 5.00%, 12/01/46	1,500	1,922,880

		200,735,648

Minnesota — 1.6%
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,746,525
City of Minneapolis Minnesota, RB, Series A, 5.00%, 07/01/47	3,000	3,242,280
City of Minneapolis Minnesota, RB, M/F Housing, (FNMA COLL), 2.35%, 02/01/38	7,000	7,145,880
Metropolitan Council, GO
Series C, 5.00%, 12/01/27	20,000	25,393,400
Series C, 5.00%, 12/01/28	20,000	26,023,600
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Series A, 5.00%, 01/01/28	5,000	6,153,250
Minnesota Housing Finance Agency, RB, S/F Housing
Series B, (GNMA/FNMA/FHLMC), 2.40%, 01/01/35	1,495	1,553,724
Series B, (GNMA/FNMA/FHLMC), 2.63%, 01/01/40	5,990	6,219,537
Series B, (GNMA/FNMA/FHLMC), 2.80%, 01/01/44	1,500	1,545,300
Series B, (GNMA/FNMA/FHLMC), 3.50%, 07/01/50	9,245	10,168,206
Series E, (GNMA/FNMA/FHLMC), 1.85%, 01/01/29	855	879,453
Series E, (GNMA/FNMA/FHLMC), 1.90%, 07/01/29	860	892,396
Series E, (GNMA/FNMA/FHLMC), 1.95%, 01/01/30	1,665	1,730,984
Series E, (GNMA/FNMA/FHLMC), 2.05%, 01/01/31	1,695	1,735,426
Series E, (GNMA/FNMA/FHLMC), 2.50%, 07/01/40	4,285	4,386,469
Series E, (GNMA/FNMA/FHLMC), 3.50%, 07/01/50	4,785	5,274,314
Minnesota Housing Finance Agency, Refunding RB, S/F Housing, Series B, (GNMA/FNMA/FHLMC HUD LN), 3.10%, 07/01/35	905	916,620
Minnesota State Colleges And Universities Foundation, Refunding RB
Series A, 5.00%, 10/01/26	5,330	6,541,029
Series A, 5.00%, 10/01/27	5,595	7,063,855
Series A, 5.00%, 10/01/28	5,910	7,657,705

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minnesota State Colleges And Universities Foundation, Refunding RB (continued)
Series A, 5.00%, 10/01/29	$6,200	$8,215,434
Series A, 5.00%, 10/01/30	6,530	8,839,596

		144,324,983

Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, 2.38%, 06/01/44	9,190	9,276,294
Mississippi Home Corp,. RB, S/F Housing
Series A, (GNMA/FNMA/FHLMC COLL), 2.13%, 12/01/44	1,000	969,280
Series A, (GNMA/FNMA/FHLMC COLL), 3.00%, 12/01/50	4,000	4,384,200

		14,629,774

Missouri — 1.6%
City of St. Louis Missouri Airport Revenue, ARB
Series C, (AGM), 5.00%, 07/01/42	5,000	6,102,600
Series C, (AGM), 5.00%, 07/01/47	5,000	6,059,600
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 5.00%, 07/01/31	6,200	8,441,362
Series A, 5.00%, 07/01/32	2,200	2,977,656
Series A, 4.00%, 07/01/46	8,500	10,197,195
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 4.00%, 03/01/50	10,000	11,470,400
AMT, (AGM), 5.00%, 03/01/57	5,000	6,191,150
Series A, AMT, 5.00%, 03/01/34	5,105	6,371,142
Series A, AMT, 5.00%, 03/01/35	5,360	6,674,486
Series A, AMT, 5.00%, 03/01/36	5,000	6,212,150
Series A, AMT, 5.00%, 03/01/37	5,910	7,326,982
Series A, AMT, 5.00%, 03/01/39	5,000	6,177,300
Series B, AMT, 5.00%, 03/01/39	5,000	6,168,850
Kansas City Industrial Development Authority, Refunding RB(b)(e)(f)
5.75%, 11/15/36	8,055	2,819,250
6.00%, 11/15/46	5,125	1,793,750
6.00%, 11/15/51	2,060	721,000
Missouri Housing Development Commission, RB, S/F Housing
Series A, (GNMA/FNMA/FHLMC), 2.55%, 11/01/40	1,695	1,758,427
Series A, (GNMA/FNMA/FHLMC), 2.70%, 11/01/45	2,415	2,576,322
Series A, (GNMA/FNMA/FHLMC), 3.50%, 11/01/50	9,090	10,024,815
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Series C, 2.75%, 09/01/33	25,000	26,798,750
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,570	2,520,348

		139,383,535

Nebraska — 1.2%
University of Nebraska Facilities Corp., RB 5.00%, 07/15/51	10,000	12,928,800

Security	Par (000)	Value

Nebraska (continued)
University of Nebraska Facilities Corp., RB (continued)
4.00%, 07/15/59	$29,205	$34,520,018
Series A, 4.00%, 07/15/62	50,000	58,827,500

		106,276,318

Nevada — 0.9%
City of Las Vegas Nevada Special Improvement District No. 607, Refunding SAB
5.00%, 06/01/23	265	282,294
5.00%, 06/01/24	135	147,762
City of Las Vegas NV Special Improvement District No 816 Special Assessment
3.00%, 06/01/41.	525	530,413
3.13%, 06/01/51	1,155	1,170,569
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	7,021,906
Clark County Department of Aviation, Refunding RB
5.00%, 07/01/33	2,800	3,764,600
5.00%, 07/01/34	8,460	11,316,942
5.00%, 07/01/35	7,000	9,324,280
5.00%, 07/01/36	2,250	2,984,130
Series B, AMT, 5.00%, 07/01/26	8,725	10,480,121
Series B, AMT, 5.00%, 07/01/27	6,380	7,863,605
Clark County School District, GO
Series B, (BAM), 5.00%, 06/15/28	7,975	10,166,450
Series B, (BAM), 5.00%, 06/15/29	9,615	12,511,999
State of Nevada Department of Business & Industry, RB(b)
Series A, 4.50%, 12/15/29	305	338,190
Series A, 5.00%, 12/15/38	965	1,073,987

		78,977,248

New Hampshire — 0.5%
National Finance Authority, Series 2020-1, Class A, 4.13%, 01/20/34	25,442	30,609,060
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	7,900	8,274,618
Series C, AMT, 4.88%, 11/01/42	2,995	3,150,381

		42,034,059

New Jersey — 1.2%
Essex County Improvement Authority, RB
Series A, (BAM), 5.00%, 08/01/33	170	226,831
Series A, (BAM), 5.00%, 08/01/34	150	199,091
Series A, (BAM), 5.00%, 08/01/35	250	330,380
Series A, (BAM), 4.00%, 08/01/37	300	362,523
Series A, (BAM), 4.00%, 08/01/38	610	735,880
Series A, (BAM), 4.00%, 08/01/39	630	758,570
Series A, (BAM), 4.00%, 08/01/40	330	396,347
Series A, (BAM), 4.00%, 08/01/41	350	419,723
Series A, (BAM), 4.00%, 08/01/46	1,200	1,429,140
Series A, (BAM), 4.00%, 08/01/51	1,500	1,776,285
Series A, (BAM), 4.00%, 08/01/56	2,600	3,072,550
Series A, (BAM), 4.00%, 08/01/60	2,250	2,648,925
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,015	1,090,211

8

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB Series B, 5.50%, 11/01/26(b)	$265	$266,418
AMT, 5.13%, 09/15/23	2,475	2,608,922
AMT, 5.38%, 01/01/43	8,325	9,159,165
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(a)	50,000	53,681,000
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/31	6,430	8,265,572
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 4.00%, 07/01/35	5,000	5,711,000
Series A, 5.00%, 07/01/39	5,000	6,137,950
New Jersey Turnpike Authority, Refunding RB, Series B, 1.71%, 01/01/29	8,000	8,066,320
Newark Board of Education, Refunding GO
(BAM SCH BD RES FD), 5.00%, 07/15/26	135	163,345
(BAM SCH BD RES FD), 5.00%, 07/15/27	175	217,460
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/28	165	209,969
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/29	160	207,680
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/30	160	211,456
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/31	200	269,210
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/32	215	287,891
Sustainability Bonds, (BAM SCH BD RES FD), 5.00%, 07/15/33	250	332,715
Sustainability Bonds, (BAM SCH BD RES FD), 4.00%, 07/15/34	210	256,488
Sustainability Bonds, (BAM SCH BD RES FD), 4.00%, 07/15/35	220	267,280
Sustainability Bonds, (BAM SCH BD RES FD), 4.00%, 07/15/36	210	253,802
Sustainability Bonds, (BAM SCH BD RES FD), 4.00%, 07/15/37	225	270,938

		110,291,037

New Mexico — 0.1%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Series A, (GNMA FNMA FHLMC), 2.70%, 07/01/40	2,720	2,870,226
Series A, (GNMA FNMA FHLMC), 3.50%, 01/01/51	4,645	5,118,000
Series B-1, (GNMA/FNMA/FHLMC), 3.70%, 09/01/42	2,920	3,143,205

		11,131,431

New York — 10.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,179,550
City of New York, GO, Sub-Series F-2, 1.94%, 03/01/29	7,500	7,670,925
City of New York, Refunding GO, Series D, 1.72%, 08/01/29	6,535	6,563,493
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	18,765	18,913,994
Metropolitan Transportation Authority, Refunding RB Series C, (AGM-CR), 5.00%, 11/15/40	10,000	12,644,600

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C, 5.00%, 11/15/40	$10,000	$12,403,600
Series C, (AGM-CR), 5.00%, 11/15/41	10,000	12,631,500
Series C, 5.00%, 11/15/42	10,000	12,335,400
Series C, (BAM), 5.00%, 11/15/43	10,000	12,603,100
Sub-Series C-1, 5.00%, 11/15/34	5,000	6,146,850
Nassau County Interim Finance Authority, Refunding RB, Series B, 1.28%, 11/15/28	11,250	11,266,650
New York City Housing Development Corp., RB, M/F Housing
Series A, (HUD SECT 8), 2.80%, 02/01/50	50,000	50,602,500
Series C-1-A, 3.50%, 11/01/33	5,000	5,423,650
Series I-1, (FHA 542 (C)), 2.10%, 11/01/35	2,915	2,924,066
Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	28,970	29,050,537
Series I-1, (FHA 542 (C)), 2.65%, 11/01/50	5,000	5,037,150
Series I-1, (FHA 542 (C)), 2.70%, 11/01/55	5,000	5,014,350
Series I-1, (FHA 542 (C)), 2.80%, 11/01/60	5,000	5,047,350
Series J, 2.85%, 11/01/39	8,000	8,271,920
Series J, 3.00%, 11/01/44	8,135	8,379,782
Series J, 3.05%, 11/01/49	10,000	10,252,700
Series J, 3.15%, 11/01/54	15,000	15,416,550
Series J, 3.25%, 11/01/59	10,000	10,309,500
Series J, 3.35%, 11/01/65	5,000	5,186,150
New York City Housing Development Corp.,
Refunding RB, M/F Housing 2.25%, 11/01/31	1,500	1,543,185
Series B-1-A, 3.10%, 11/01/34	3,000	3,193,050
Series B-1-A, 3.40%, 11/01/39	3,000	3,185,970
Series B-1-A, 3.55%, 11/01/44	5,000	5,298,200
Series C, 2.25%, 11/01/41	8,495	8,449,722
Series C, 2.40%, 11/01/46	14,050	13,681,328
Series C, 2.50%, 11/01/51	14,155	14,073,609
Series C, 2.60%, 11/01/56	7,210	7,156,430
New York City Industrial Development Agency, Refunding RB, 4.00%, 03/01/45	1,250	1,435,037
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-3, 3.90%, 08/01/31	10,000	11,329,400
Series C-3, 3.50%, 11/01/32	22,000	24,302,520
New York City Water & Sewer System, RB, Series CC-1, Subordinate, 5.00%, 06/15/51	2,470	3,180,001
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	13,700	13,910,843
Series A, 5.00%, 06/01/45	6,930	6,998,815
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	3,630	3,858,073
New York Liberty Development Corp., Refunding RB 5.00%, 11/15/44	5,000	5,050,650
Series 1, Class 1, 5.00%, 11/15/44(b)	49,285	54,997,624
Series 2, Class 2, 5.15%, 11/15/34(b)	240	273,790
Series 2, Class 2, 5.38%, 11/15/40(b)	570	651,915
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/26	100	120,351
5.00%, 07/01/27	300	370,632
1.75%, 03/15/28	9,125	9,278,391
5.00%, 07/01/30	250	321,338
5.00%, 07/01/32	360	456,793
5.00%, 07/01/34	515	649,719
5.00%, 07/01/35	600	755,652

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
5.00%, 07/01/36	$975	$1,224,210
4.00%, 07/01/37	1,860	2,174,861
4.00%, 07/01/38	1,650	1,923,900
4.00%, 03/15/39	19,000	22,770,550
Series B, 5.75%, 01/01/29	990	1,090,099
New York State Housing Finance Agency, RB, M/F Housing
Series H, (SONYMA/FNMA), 2.25%, 11/01/29	275	293,799
Series H, (SONYMA/FNMA), 2.35%, 11/01/30	250	266,123
Series H, (SONYMA/FNMA), 2.40%, 11/01/31	250	265,125
Series H, (SONYMA/FNMA), 3.15%, 11/01/44	1,000	1,042,760
Series H, (SONYMA/FNMA), 3.25%, 11/01/52	3,430	3,553,823
Series I, (SONYMA/FNMA), 2.40%, 05/01/31	280	297,970
Series I, (SONYMA/FNMA), 2.75%, 11/01/34	1,250	1,333,575
Series I, (SONYMA/FNMA), 3.15%, 11/01/44	3,275	3,415,039
Series I, (SONYMA/FNMA), 3.25%, 11/01/52	5,895	6,107,809
Series K, (SONYMA GNMA/FNMA/FHLMC), 3.00%, 11/01/32	1,500	1,599,630
Series M, (SONYMA GNMA/FNMA/FHLMC), 3.15%, 11/01/32	1,000	1,075,770
Series M, (SONYMA GNMA/FNMA/FHLMC), 3.50%, 11/01/37	415	444,606
New York State Urban Development Corp., RB
2.13%, 03/15/32	500	508,420
2.23%, 03/15/33	1,500	1,529,205
4.00%, 03/15/40	8,885	10,571,995
New York State Urban Development Corp., Refunding RB
Series B, 2.84%, 03/15/32	10,000	10,583,900
Series E, 4.00%, 03/15/43	57,700	67,519,386
New York Transportation Development Corp., ARB
Series A, AMT, 5.00%, 07/01/34	5,000	5,623,800
Series A, AMT, 5.00%, 07/01/41	5,000	5,584,500
Series A, AMT, 5.00%, 07/01/46	50,000	55,767,500
Series A, AMT, 5.25%, 01/01/50	25,000	28,037,750
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/26	10,000	11,832,000
AMT, 5.00%, 01/01/27	10,000	12,149,100
AMT, 5.00%, 01/01/28	10,000	12,439,800
AMT, 5.00%, 01/01/29	10,000	12,418,400
AMT, 5.00%, 01/01/30	10,000	12,362,900
AMT, 5.00%, 01/01/32	15,000	18,516,450
AMT, 5.00%, 01/01/34	15,500	18,838,700
AMT, 4.00%, 04/30/53	2,915	3,354,786
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/26	1,450	1,761,373
5.00%, 12/01/27	1,500	1,868,625
5.00%, 12/01/28	1,300	1,655,563
Series A, Class A, AMT, 5.00%, 12/01/26	510	615,927
Series A, Class A, AMT, 5.00%, 12/01/27	700	863,296
Series A, Class A, AMT, 5.00%, 12/01/28	350	441,556
Series A, Class A, AMT, 5.00%, 12/01/30	250	325,203
Series A, Class A, AMT, 5.00%, 12/01/31	300	387,789
Series A, Class A, AMT, 5.00%, 12/01/32	375	482,246
Series A, Class A, AMT, 5.00%, 12/01/33	300	383,622

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, RB, Series AAA, 1.09%, 07/01/23	$11,785	$11,945,394
Port Authority of New York & New Jersey, Refunding RB
5.00%, 09/01/34	5,125	6,610,225
Series 226, AMT, 5.00%, 10/15/26	5,000	6,085,400
Series 226, AMT, 5.00%, 10/15/27	4,000	4,994,960
Series 226, AMT, 5.00%, 10/15/28	4,000	5,116,160
Series 226, AMT, 5.00%, 10/15/30	2,000	2,656,900
Series 226, AMT, 5.00%, 10/15/31	2,760	3,724,841
Series 226, AMT, 5.00%, 10/15/32	1,850	2,484,901
Series 226, AMT, 5.00%, 10/15/33	1,350	1,804,234
Puerto Rico Electric Power Authority, 3rd Series, 5.40%, 01/01/21(e)(f)	1,907	1,770,364
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	15,000	14,769,300
Series 227, 2.30%, 10/01/40	7,000	6,913,200
Series 227, 2.50%, 10/01/47	13,000	12,796,030
Series 226, AMT, 1.80%, 04/01/28	1,000	1,023,970
Series 226, AMT, 3.50%, 10/01/50	2,015	2,204,430
State of New York, Refunding GO, Series B, 1.74%, 03/15/29	15,000	15,328,500
Triborough Bridge & Tunnel Authority, Refunding RB, 4.00%, 05/15/46	2,500	2,962,100

		922,293,255

North Carolina — 2.6%
City of Charlotte North Carolina Airport Special Facilities Revenue, Refunding ARB
5.00%, 07/01/27	1,030	1,290,374
5.00%, 07/01/34	3,095	3,983,420
5.00%, 07/01/36	1,860	2,386,529
4.00%, 07/01/44	5,000	5,875,550
5.00%, 07/01/49	10,000	12,588,700
Series A, 5.00%, 07/01/28	2,395	3,079,491
Series A, 5.00%, 07/01/29	1,750	2,299,762
Series A, 5.00%, 07/01/30	2,250	3,015,787
Series A, 5.00%, 07/01/31	5,120	7,001,498
Series A, 5.00%, 07/01/33	5,750	7,780,900
Series A, 5.00%, 07/01/34	3,000	4,038,690
Series A, 4.00%, 07/01/35	3,100	3,836,405
Series A, 4.00%, 07/01/36	3,375	4,156,042
Series A, 5.00%, 07/01/37	7,125	9,474,397
Series A, 4.00%, 07/01/38	4,250	5,207,950
Series A, 4.00%, 07/01/39	5,000	6,113,250
Series A, 4.00%, 07/01/40	2,250	2,743,110
Series A, 4.00%, 07/01/41	2,410	2,932,777
Series A, 4.00%, 07/01/51	25,000	29,924,750
County of Wake North Carolina, RB
5.00%, 03/01/29	1,015	1,324,991
5.00%, 03/01/30	1,680	2,240,784
5.00%, 03/01/31	2,590	3,530,455
5.00%, 03/01/32	4,000	5,431,560
North Carolina Housing Finance Agency, RB, S/F Housing
(GNMA/FNMA/FHLMC), 3.00%, 07/01/51	22,420	24,580,167
Series 43, (GNMA/FNMA/FHLMC), 2.63%, 01/01/35	3,475	3,603,193

10

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing (continued)
Series 43, (GNMA/FNMA/FHLMC), 2.80%, 01/01/40	$5,955	$6,147,763
Series 44, 1.75%, 01/01/26	995	1,040,352
Series 44, 1.80%, 07/01/26	1,260	1,321,022
Series 44, 2.05%, 01/01/28	1,350	1,428,799
Series 44, 2.20%, 07/01/29	1,060	1,121,650
Series 44, 2.30%, 01/01/31	1,120	1,172,528
Series 44, 2.35%, 07/01/31	995	1,040,889
Series 44, 2.55%, 07/01/35	1,245	1,289,920
North Carolina Medical Care Commission, Refunding RB 5.00%, 06/01/45	5,000	5,752,500
Series A, 5.25%, 01/01/41	2,470	2,626,697
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 5.00%, 01/01/49	5,000	6,290,400
Raleigh Durham Airport Authority, Refunding RB
Series A, AMT, 5.00%, 05/01/34	5,000	6,145,100
Series A, AMT, 5.00%, 05/01/35	5,000	6,139,300
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	2,100	2,244,543
University of North Carolina at Chapel Hill, Refunding RB
Series B, 5.00%, 12/01/30	925	1,259,647
Series B, 5.00%, 12/01/31	2,825	3,932,937
Series B, 5.00%, 12/01/32	2,640	3,658,697
Series B, 5.00%, 12/01/33	2,755	3,805,537
Series B, 5.00%, 12/01/34	2,725	3,747,311
Series B, 5.00%, 12/01/39	4,525	6,117,076
Series B, 5.00%, 12/01/40	2,225	2,997,809

		227,721,009

North Dakota — 0.0%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.05%, 07/01/43	995	1,039,327

Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	17,960	20,588,267
Series B-2, Class 2, 5.00%, 06/01/55	35,445	41,186,381
County of Hamilton Ohio, RB, RB, 5.00%, 11/15/41	10,500	15,673,245
Ohio Housing Finance Agency, RB, M/F Housing
Series A, 3.00%, 03/01/52	21,000	23,073,120
Series B, (GNMA/FNMA/FHLMC COLL), 2.55%, 09/01/50	3,395	3,529,883
Ohio Housing Finance Agency, RB, S/F Housing
Series A, (GNMA/FNMA/FHLMC), 2.50%, 09/01/35	1,930	2,005,810
Series A, (GNMA/FNMA/FHLMC), 2.75%, 09/01/40	3,525	3,662,193
Series A, (GNMA/FNMA/FHLMC), 2.90%, 09/01/45	15,215	15,880,352
Series A, (GNMA/FNMA/FHLMC), 3.75%, 09/01/50	4,695	5,243,658

		130,842,909

Oklahoma — 0.6%
Norman Regional Hospital Authority, RB 4.00%, 09/01/45	6,000	6,810,360

Security	Par (000)	Value

Oklahoma (continued)
Norman Regional Hospital Authority, RB (continued) 5.00%, 09/01/45	$5,000	$6,130,400
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	5,010	6,124,925
Series B, 5.25%, 08/15/48	10,000	12,185,200
Series B, 5.50%, 08/15/52	11,620	14,375,567
Oklahoma State University, RB
Series A, 4.00%, 09/01/34	350	440,990
Series A, 4.00%, 09/01/35	655	821,442
Series A, 4.00%, 09/01/36	505	630,205
Series A, 4.00%, 09/01/37	1,185	1,475,171
Series A, 4.00%, 09/01/39	910	1,129,137
Series A, 4.00%, 09/01/46	500	610,280
Series A, 4.00%, 09/01/51	1,945	2,355,142

		53,088,819

Oregon — 0.8%
Clackamas & Washington Counties School District No. 3, GO, CAB, Series A, (GTD), 0.00%, 06/15/49(d)	1,750	819,560
County of Multnomah Oregon, GO, Series B, 0.80%, 06/15/26	26,870	26,625,214
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	865	918,760
Oregon Education Districts, GO, Series A, (ST
INTERCEPT), 1.53%, 06/30/28	7,800	7,865,832
Port of Portland Oregon Airport Revenue, ARB
Series 24A, 5.00%, 07/01/47	5,000	6,037,150
Series 24B, AMT, 5.00%, 07/01/44	5,000	6,282,650
Series 24B, AMT, 5.00%, 07/01/47	5,000	6,017,600
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(d)	12,395	7,788,894
State of Oregon Housing & Community Services Department, RB, M/F Housing
Series B, AMT, (GNMA/FNMA/FHLMC FHA INS), 4.00%, 07/01/37	185	188,593
Series B, AMT, (GNMA/FNMA/FHLMC FHA INS), 4.13%, 07/01/43	165	168,036
Water Environment Services Sewer Revenue, RB
5.00%, 06/01/27	2,640	3,306,758
5.00%, 06/01/28	2,770	3,563,993
5.00%, 06/01/29	2,910	3,830,957

		73,413,997

Pennsylvania — 3.4%
Allegheny County Airport Authority, RB, Series A, AMT, 5.00%, 01/01/51	14,445	18,040,216
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	10,000	12,121,200
Allentown Neighborhood Improvement Zone Development Authority Refunding RB(c)
5.00%, 05/01/24	350	381,339
5.00%, 05/01/25	640	719,296
5.00%, 05/01/26	750	865,305
5.00%, 05/01/27	750	885,383
5.00%, 05/01/28	800	963,816
5.00%, 05/01/29	450	551,372
5.00%, 05/01/30	450	559,476
5.00%, 05/01/31	900	1,135,314
5.00%, 05/01/32	900	1,150,722

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority Refunding RB(c) (continued)
5.00%, 05/01/33	$1,100	$1,403,237
5.00%, 05/01/34	1,165	1,475,309
5.00%, 05/01/35	1,100	1,386,990
5.00%, 05/01/36	1,230	1,544,683
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/33	1,250	1,510,350
Subordinate, 5.00%, 05/01/28	3,745	4,281,059
Subordinate, 5.13%, 05/01/32	4,700	5,569,265
Subordinate, 5.38%, 05/01/42	8,550	9,992,214
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	1,390	1,567,253
4.00%, 07/01/51	1,000	1,120,420
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/22	895	913,947
Series A, 5.00%, 12/01/23	985	1,020,539
Series A, 5.00%, 12/01/24	1,035	1,085,943
Series A, 5.00%, 12/01/25	1,075	1,140,220
Series A, 5.25%, 12/01/45	1,500	1,569,915
City of Philadelphia PA Airport Revenue Refunding RB, AMT, 5.00%, 07/01/27	6,790	8,366,774
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/29	5,000	6,159,950
Series B, AMT, 5.00%, 07/01/30	5,000	6,154,400
Series B, AMT, 5.00%, 07/01/42	5,000	5,987,700
Series B, AMT, 5.00%, 07/01/47	5,000	5,945,750
Commonwealth Financing Authority, RB, Series A, 3.81%, 06/01/41	5,545	6,451,108
County of Allegheny Pennsylvania, Refunding GO, Series C, (AGM), 0.63%, 11/01/26(a)	15,440	15,446,933
County of Lehigh Pennsylvania, Refunding RB, 5.00%, 07/01/44	15,825	19,767,324
Geisinger Authority, Refunding RB, 5.00%, 04/01/43(a)	10,000	12,132,800
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,675	1,739,353
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 01/01/50	4,815	5,030,808
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,845	1,969,962
Pennsylvania Economic Development Financing Authority, RB
1.75%, 06/15/27	9,000	9,161,820
2.30%, 06/15/30	13,000	13,376,220
AMT, 5.00%, 12/31/38	5,000	5,888,100
AMT, 5.00%, 06/30/42	5,000	5,767,550
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 10/15/26	1,000	1,171,800
Series A, 5.00%, 10/15/28	1,500	1,925,655
Series A, 5.00%, 10/15/29	1,650	2,157,903
Series A, 5.00%, 10/15/31	1,400	1,895,656
Series A, 5.00%, 10/15/32	1,100	1,480,435
Series A, 5.00%, 10/15/33	1,150	1,538,930
Series A, 5.00%, 10/15/34	1,400	1,862,882

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB (continued)
Series A, 5.00%, 10/15/35	$1,100	$1,457,214
Series A, 5.00%, 10/15/36	1,250	1,648,787
Series A, 4.00%, 10/15/37	1,400	1,695,862
Series A, 4.00%, 10/15/39	1,325	1,598,056
Series A, 4.00%, 10/15/40	1,200	1,442,832
Series A, 4.00%, 10/15/41	1,300	1,559,350
Series A, 4.00%, 10/15/51	6,900	8,113,089
AMT, 5.50%, 11/01/44	3,250	3,459,755
Pennsylvania Higher Educational Facilities Authority, Refunding RB(c)
Series B, 5.00%, 08/15/23	1,165	1,227,852
Series B, 5.00%, 08/15/24	1,000	1,095,510
Series B, 5.00%, 08/15/25	1,300	1,473,537
Series B, 5.00%, 08/15/26	1,575	1,837,048
Series B, 5.00%, 08/15/27	1,050	1,252,829
Series B, 5.00%, 08/15/31	1,910	2,436,950
Series B, 5.00%, 08/15/34	1,055	1,351,012
Series B, 5.00%, 08/15/35	1,335	1,709,054
Series B, 4.00%, 08/15/37	1,000	1,154,070
Series B, 4.00%, 08/15/39	1,000	1,146,650
Series B, 4.00%, 08/15/41	1,115	1,273,441
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 2019-131A, 1.85%, 04/01/26	1,550	1,627,779
Series 2019-131A, 2.10%, 04/01/28	1,915	2,034,745
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 121, 2.80%, 10/01/31	11,770	12,299,415
Series 134A, 3.00%, 10/01/49	15,200	16,423,296
Series 134B, AMT, 5.00%, 04/01/26	1,000	1,186,970
Series 134B, AMT, 5.00%, 10/01/26	1,545	1,857,847
Series 134B, AMT, 5.00%, 04/01/27	1,500	1,826,610
Series 134B, AMT, 5.00%, 10/01/27	1,250	1,540,887
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	6,128,400
Susquehanna Area Regional Airport Authority, Refunding RB, Series A, AMT, 5.00%, 01/01/27	3,100	3,267,245

		299,460,688

Puerto Rico — 10.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	307,385	19,801,742
Commonwealth of Puerto Rico GO
5.25%, 07/01/17	1,605	1,516,725
5.25%, 07/01/22	3,075	2,883,996
5.25%, 07/01/23	2,620	2,457,259
5.25%, 07/01/26	1,085	1,017,605
5.00%, 07/01/29	5,220	4,895,760
5.13%, 07/01/31	10,900	10,222,946
6.00%, 07/01/38	9,995	9,495,250
Commonwealth of Puerto Rico Refunding GO
5.50%, 07/01/19	1,176	1,111,320
5.25%, 07/01/24	1,765	1,579,675
5.00%, 07/01/32	1,050	939,750
5.50%, 07/01/32	4,245	3,981,322
8.00%, 07/01/35	86,905	73,769,222
5.13%, 07/01/37	1,490	1,303,750
5.50%, 07/01/39	14,225	12,731,375
6.00%, 07/01/39	4,065	3,861,750

12

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Refunding GO (continued)
5.00%, 07/01/41	$23,430	$20,061,937
5.75%, 07/01/41	3,530	3,268,342
Commonwealth of Puerto Rico, Refunding GO, Series A, 8.00%, 07/01/35(e)(f)	3	2,547
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB(b)
Series A, 5.00%, 07/01/22	320	329,974
Series A, 5.00%, 07/01/25	315	353,399
Series A, 5.00%, 07/01/33	900	1,096,866
Series A, 5.00%, 07/01/37	450	543,452
Series A, 4.00%, 07/01/42	1,250	1,369,375
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(b)
Series B, 4.00%, 07/01/42	300	336,696
Series C, 3.50%, 07/01/26	22,015	22,001,571
Series C, 3.75%, 07/01/27	21,550	21,573,920
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.25%, 07/01/42	3	3,128
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, Senior Lien, 5.00%, 07/01/35	26,225	32,464,714
Series A, Senior Lien, 5.00%, 07/01/47	46,180	55,398,452
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	5,540	5,436,125
Series A, 7.00%, 07/01/33(e)(f)	7,445	7,494,636
Series A, 6.75%, 07/01/36(e)(f)	24,370	24,532,475
Series A, 5.00%, 07/01/42(e)(f)	23,970	23,520,562
Series A, 7.00%, 07/01/43(e)(f)	3,350	3,372,334
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	7,210,555
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	7,210,554
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	17,511,021
Series C-2, 5.40%, 07/01/18(e)(f)	18,870	17,513,853
Series C-4, 5.40%, 07/01/20(e)(f)	1,908	1,770,364
Series CCC, 5.25%, 07/01/26(e)(f)	8,495	8,335,719
Series CCC, 5.25%, 07/01/28(e)(f)	3,120	3,061,500
Series D-4, 7.50%, 07/01/20	5,100	5,134,002
Series TT, 5.00%, 07/01/20(e)(f)	1,690	1,658,313
Series WW, 5.50%, 07/01/19(e)(f)	10,325	10,131,406
Series WW, 5.50%, 07/01/20(e)(f)	1,000	981,250
Series WW, 5.38%, 07/01/24(e)(f)	4,545	4,459,781
Series WW, 5.25%, 07/01/25(e)(f)	2,300	2,256,875
Series WW, 5.25%, 07/01/33(e)(f)	2,725	2,673,906
Series WW, 5.50%, 07/01/38(e)(f)	3,980	3,905,375
Series XX, 5.25%, 07/01/27(e)(f)	2,630	2,580,688
Series XX, 5.25%, 07/01/35(e)(f)	1,310	1,285,438
Series XX, 5.75%, 07/01/36(e)(f)	1,825	1,790,781
Series XX, 5.25%, 07/01/40(e)(f)	36,125	35,447,656
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
5.00%, 07/01/19	2,000	1,962,500
Series AAA, 5.25%, 07/01/22	7,025	6,893,281
Series AAA, 5.25%, 07/01/25	5,750	5,642,188
Series AAA, 5.25%, 07/01/28	4,870	4,778,688
Series BBB, 5.40%, 07/01/28	9,505	9,151,538
Series DDD, 5.00%, 07/01/20	1,810	1,776,063
Series UU, 1.00%, 07/01/19(a)	1,165	1,036,326
Series UU, 1.16%, 07/01/19(a)	1,295	1,151,967

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(e)(f) (continued)
Series UU, 1.00%, 07/01/20(a)	$10,400	$9,251,320
Series UU, 0.80%, 07/01/31(a)	12,285	10,928,122
Series V, 5.50%, 07/01/20	6,440	6,319,250
Series ZZ, 5.25%, 07/01/19	14,930	14,650,062
Series ZZ, 5.25%, 07/01/24	1,435	1,408,094
Series ZZ, 5.25%, 07/01/25	2,440	2,394,250
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	13,440	12,940,207
Puerto Rico Public Buildings Authority RB, (GTD), 5.65%, 07/01/28	3,500	3,408,125
Puerto Rico Public Buildings Authority Refunding RB
(GTD), 5.25%, 07/01/24	2,175	2,261,093
(GTD), 10.00%, 07/01/34	3,325	3,773,875
(GTD), 5.00%, 07/01/37	1,335	1,387,843
(GTD), 5.25%, 07/01/42	3,120	3,047,653
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	86,193	98,664,265
Series A-1, Restructured, 5.00%, 07/01/58	16,830	19,451,272
Series A-2, Restructured, 4.33%, 07/01/40	57,460	64,942,307
Series A-2, Restructured, 4.54%, 07/01/53	14,353	16,275,441
Series A-2, Restructured, 4.78%, 07/01/58	39,524	45,197,275
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	3,745	3,317,658
Series A-1, Restructured, 0.00%, 07/01/31	4,464	3,661,819
Series A-1, Restructured, 0.00%, 07/01/33	6,377	4,785,875
Series A-1, Restructured, 0.00%, 07/01/46	29,186	9,707,555
Series A-1, Restructured, 0.00%, 07/01/51	33,447	8,056,044
Series B-1, Restructured, 0.00%, 07/01/46	18,521	6,168,419

		894,039,364

Rhode Island — 0.6%
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing
2.50%, 04/01/45	10,000	10,037,100
3.00%, 10/01/50	9,960	10,802,616
Series 71, (GNMA COLL), 2.75%, 10/01/34	3,965	4,160,356
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, 3.00%, 04/01/49	7,800	8,531,016
State of Rhode Island, GO, Series A, 5.00%, 05/01/32	7,280	9,916,379
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,000	5,430,300

		48,877,767

South Carolina — 4.4%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	2,310	2,573,294
6.00%, 10/01/51	6,240	6,914,981
County of Richland South Carolina, Refunding GO, Series A, (SAW), 5.00%, 03/01/27	12,995	16,142,779
Lexington County Health Services District, Inc., RB, 5.00%, 11/01/41	10,000	11,829,600
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	10,000	12,269,000
Series A, 5.00%, 05/01/43	5,000	6,101,100

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority Refunding RB, Series B, 4.00%, 12/01/51	$5,500	$6,460,465
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/49	10,000	11,010,900
Series E, 5.00%, 12/01/48	10,000	10,949,300
Series E, 5.50%, 12/01/53	5,000	5,511,150
Series F, (AGM-CR), 5.74%, 01/01/30	5,000	6,190,200
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50	10,950	18,449,326
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,668,000
Series B, 5.00%, 12/01/41	5,000	5,943,200
Series C, 5.00%, 12/01/46	10,000	11,280,700
Series E, (AGM-CR), 3.92%, 12/01/24	3,405	3,733,753
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 1.75%, 01/01/26	1,185	1,227,707
Series A, 1.85%, 01/01/27	1,020	1,063,095
Series A, 1.88%, 07/01/27	980	1,023,002
Series A, 2.40%, 07/01/32	1,170	1,256,334
Series A, 2.80%, 07/01/34	1,585	1,699,754
Series A, 3.00%, 07/01/39	3,070	3,274,401
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing
Series B, 2.25%, 07/01/30	955	1,016,235
Series B, 2.35%, 07/01/31	955	1,021,401
Series B, 2.45%, 07/01/32	955	1,026,472
South Carolina Transportation Infrastructure Bank, Refunding RB
Series A, 4.00%, 10/01/33	10,000	12,627,000
Series B, 5.00%, 10/01/28	40,000	51,672,000
Series B, 5.00%, 10/01/29	51,005	67,277,125
Series B, 5.00%, 10/01/30	47,420	63,815,939
Series B, 5.00%, 10/01/31	30,135	41,418,147

		390,446,360

South Dakota — 0.1%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series A, Class A, (GNMA/FNMA/FHLMC COLL), 3.00%, 11/01/51	6,955	7,611,204

Tennessee — 1.4%
City of Memphis Tennessee, Refunding GO 5.00%, 05/01/29	7,090	9,268,828
5.00%, 05/01/30	7,450	9,942,323
5.00%, 05/01/31	7,815	10,647,625
Knox County Health Educational & Housing Facility Board, Refunding RB
5.00%, 04/01/27	1,400	1,720,418
5.00%, 04/01/28	1,000	1,227,080
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/32	1,000	1,308,510
Series A, Subordinate, 5.00%, 07/01/33	1,000	1,303,490
Series A, Subordinate, 5.00%, 07/01/35	1,000	1,293,440
Series A, Subordinate, 5.00%, 07/01/36	1,435	1,850,145
Series A, Subordinate, 5.00%, 07/01/38	2,160	2,773,094
Series A, Subordinate, 5.00%, 07/01/39	1,430	1,833,403
Series A, Subordinate, 5.00%, 07/01/44	10,000	12,700,300
Series A, Subordinate, 4.00%, 07/01/49	10,000	11,703,800

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority, ARB (continued)
Series A, Subordinate, 5.00%, 07/01/49	$10,000	$12,585,200
Series A, Subordinate, 4.00%, 07/01/54	5,000	5,838,250
Series A, Subordinate, 5.00%, 07/01/54	5,000	6,278,350
New Memphis Arena Public Building Authority, RB, CAB
4.00%, 04/01/27(g)	1,375	1,368,070
4.00%, 04/01/28(g)	1,375	1,396,917
4.00%, 04/01/29(g)	625	647,988
4.00%, 04/01/30(g)	750	789,532
4.00%, 04/01/31(g)	650	694,967
0.00%, 04/01/32(d)	1,500	1,260,030
0.00%, 04/01/33(d)	1,600	1,308,976
0.00%, 04/01/34(d)	1,500	1,191,300
0.00%, 04/01/35(d)	1,500	1,159,275
0.00%, 04/01/36(d)	1,500	1,119,135
0.00%, 04/01/37(d)	1,600	1,160,448
0.00%, 04/01/38(d)	700	490,777
0.00%, 04/01/39(d)	750	512,603
0.00%, 04/01/40(d)	750	497,573
0.00%, 04/01/41(d)	810	522,223
0.00%, 04/01/42(d)	850	531,361
0.00%, 04/01/43(d)	1,700	1,030,676
0.00%, 04/01/44(d)	1,800	1,057,698
0.00%, 04/01/45(d)	2,000	1,138,460
0.00%, 04/01/46(d)	1,700	941,579
Tennessee Housing Development Agency, RB, S/F Housing, Series 4B, 3.00%, 07/01/32	1,080	1,159,499
Tennessee Housing Development Agency, Refunding RB, S/F Housing 3.00%, 07/01/51	6,490	7,118,297
Series 2019-4, 2.65%, 07/01/34	2,260	2,429,681
Series 2019-4, 2.90%, 07/01/39	5,115	5,534,890

		127,336,211

Texas — 4.9%
Arlington Higher Education Finance Corp., RB
6.25%, 08/15/24(b)	285	288,263
Series A, 7.13%, 03/01/44	1,250	1,364,538
City of Houston Texas Airport System Revenue, RB
Series A, AMT, 6.50%, 07/15/30	1,000	1,004,280
Series A, AMT, 6.63%, 07/15/38	3,000	3,013,200
Series B-1, AMT, 5.00%, 07/15/35	7,400	8,187,064
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	5,000	6,269,800
Sub-Series D, 5.00%, 07/01/38	5,000	6,242,850
City of Houston TX Airport System Revenue RB, 4.00%, 07/15/41	10,000	10,864,100
City of Houston TX Airport System Revenue Refunding RB, Series A, 4.00%, 07/01/46	10,000	11,682,700
City of Lubbock TX Electric Light & Power System Revenue Refunding RB, 4.00%, 04/15/51(c)	10,245	11,818,222
City of Marble Falls Texas, SAB(b)
3.38%, 09/01/26	230	228,684
3.88%, 09/01/31	200	200,210
4.13%, 09/01/41	730	715,247
4.38%, 09/01/51	1,000	995,560

14

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris Texas, Refunding RB, Series B, (AMBAC), 0.75%, 08/15/35(a)	$5,000	$4,927,285
Dallas Independent School District, Refunding GO
Series B, (PSF), 4.00%, 08/15/27	6,750	7,881,908
Series B, (PSF), 4.00%, 08/15/29	9,000	10,768,950
Leander Independent School District, GO, CAB, Series C, (PSF), 0.00%, 08/15/24(d)(h)	95,000	33,343,700
Love Field Airport Modernization Corp. Refunding RB, (AGM), 5.00%, 11/01/33(c)	16,660	21,902,902
Lower Colorado River Authority, Refunding RB 5.00%, 05/15/26	3,160	3,818,007
5.00%, 05/15/27	1,770	2,199,774
5.00%, 05/15/28	1,770	2,255,883
5.00%, 05/15/29	1,880	2,447,271
5.00%, 05/15/30	1,405	1,863,241
5.00%, 05/15/31	1,720	2,269,850
5.00%, 05/15/32	3,600	4,708,728
5.00%, 05/15/33	3,500	4,556,335
5.00%, 05/15/41	3,500	4,442,165
Matagorda County Navigation District No. 1, Refunding RB, 2.60%, 11/01/29	15,000	16,272,900
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 5.00%, 08/15/39	1,210	1,431,817
Series A, 5.00%, 08/15/51	2,670	3,099,603
New Hope Cultural Education Facilities Finance Corp., Refunding RB(b)
Series A, 5.00%, 08/15/36	4,055	4,063,921
Series A, 5.00%, 08/15/46	4,055	4,062,623
Northwest Independent School District, Refunding GO, Series A, (PSF), 1.78%, 02/15/31	14,790	14,958,162
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	6,415	6,637,985
Port of Beaumont Industrial Development Authority RB, 4.10%, 01/01/28(b)	17,000	16,914,660
Red River Health Facilities Development Corp., RB, 5.63%, 12/15/22(e)(f)	2,570	1,792,156
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	6,000	7,369,800
Tarrant Regional Water District, RB
Series A, 4.00%, 09/01/26	5,855	6,856,381
Series A, 4.00%, 09/01/27	5,830	6,975,362
Series A, 4.00%, 09/01/28	5,665	6,907,221
Series A, 4.00%, 09/01/29	5,730	7,090,531
Series A, 4.00%, 09/01/31	5,120	6,317,261
Texas Municipal Gas Acquisition and Supply Corp. I, RB
Series B, Senior Lien, 0.78%, 12/15/26(a)	18,440	18,718,536
Series D, Senior Lien, 6.25%, 12/15/26	20,430	23,957,648
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	10,000	12,125,200
Texas Private Activity Bond Surface Transportation Corp., Refunding RB
Series A, 5.00%, 12/31/30	5,365	6,922,030
Series A, 5.00%, 12/31/31	10,000	12,776,300
Series A, 5.00%, 12/31/32	7,000	8,898,890
Series A, 5.00%, 12/31/34	8,000	10,122,960
Series A, 5.00%, 12/31/35	7,000	8,832,600

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., Refunding RB (continued)
Series A, 5.00%, 12/31/36	$8,000	$10,068,800
Williamson County GOL
4.00%, 02/15/27	20,000	23,728,400
4.00%, 02/15/28	20,000	24,175,200

		441,337,664

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series B, 5.00%, 07/01/47	5,000	6,043,150
Series A, AMT, 4.00%, 07/01/51	17,945	20,882,417
Series A, AMT, 5.00%, 07/01/51	19,215	24,325,037
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,905,000
Utah Charter School Finance Authority, RB(b) 5.63%, 06/15/26	440	441,038
(UT CSCE), 5.00%, 07/15/34	530	531,140
(UT CSCE), 5.13%, 07/15/49	4,830	4,838,356
5.63%, 06/15/54	4,945	5,066,993
Utah State Board of Regents, RB
2.55%, 06/01/38	1,250	1,305,700
2.63%, 06/01/39	1,250	1,311,863

		76,650,694

Virginia — 1.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	1,050	1,065,477
Series A, 5.50%, 03/01/46	6,210	6,225,587
Cherry Hill Community Development Authority, SAB(b)
5.15%, 03/01/35	1,000	1,068,190
5.40%, 03/01/45	1,995	2,124,017
Chesapeake Bay Bridge & Tunnel District, RB
(AGM), 5.00%, 07/01/41	5,000	5,960,900
5.00%, 07/01/46	5,000	5,948,500
5.00%, 07/01/51	10,000	11,879,100
County of Fairfax Virginia, GO, Series A, (SAW), 4.00%, 10/01/32	2,000	2,531,500
Dulles Town Center Community Development Authority, Refunding SAB, 4.00%, 03/01/23	1,000	1,008,140
FHLMC Multifamily VRD Certificates, Series M053, Class A, 2.55%, 06/15/35	19,815	22,051,321
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	139,333
5.00%, 07/01/48	365	402,840
Series A, 4.00%, 07/01/22	215	220,409
Series A, 5.00%, 07/01/47	1,985	2,030,278
Henrico County Economic Development Authority, Refunding RB
5.00%, 06/01/22	625	642,706
5.00%, 06/01/23	420	431,886
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(d)	25,115	10,776,595
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	2,870	3,051,528
5.00%, 03/01/45	2,950	3,102,191

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Norfolk Airport Authority, ARB, 5.00%, 07/01/43	$2,700	$3,392,820
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	15,760	16,680,699
Virginia Housing Development Authority, RB, M/F Housing
Series A, 3.65%, 03/01/43	5,000	5,385,750
Series B, 3.50%, 06/01/33	1,335	1,466,604
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	5,000	6,042,100
AMT, 5.00%, 12/31/52	15,000	17,958,150
AMT, 5.00%, 12/31/56	10,000	11,894,100

		143,480,721

Washington — 4.5%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	800	816,224
King County Housing Authority, Refunding RB, (HUD SECT 8), 2.75%, 01/01/40	1,900	1,983,505
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	6,022,950
Pierce County School District No. 10 Tacoma, Refunding GO, (GTD), 1.73%, 12/01/31	4,525	4,505,407
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	10,000	12,730,700
Seattle Housing Authority, Refunding RB, M/F Housing, (HUD SECT 8), 3.50%, 12/01/35	1,500	1,636,575
Snohomish County Public Utility District No. 1, RB
Series A, 5.00%, 12/01/26	550	677,077
Series A, 5.00%, 12/01/27	500	632,760
Series A, 5.00%, 12/01/28	540	700,250
Series A, 5.00%, 12/01/29	350	463,362
Series A, 5.00%, 12/01/30	175	236,310
Series A, 5.00%, 12/01/31	250	344,343
Series A, 5.00%, 12/01/32	250	342,493
Series A, 5.00%, 12/01/33	500	681,905
Series A, 5.00%, 12/01/34	825	1,119,368
Series A, 5.00%, 12/01/35	1,000	1,351,000
Series A, 5.00%, 12/01/41	1,200	1,597,860
State of Washington GO
Series A, 5.00%, 08/01/33	23,820	32,407,348
Series A, 5.00%, 08/01/34	25,605	34,616,424
Series A, 5.00%, 08/01/35	26,920	36,218,706
Series A, 5.00%, 08/01/36	14,300	19,149,845
Series A, 5.00%, 08/01/37	29,750	39,672,220
Series A, 5.00%, 08/01/38	31,275	41,610,762
Series A, 5.00%, 08/01/39	32,830	43,541,444
Series A, 5.00%, 08/01/42	10,000	13,170,400
Series A, 5.00%, 08/01/43	10,000	13,112,800
Series A, 5.00%, 08/01/44	10,000	13,080,100
Series A, 5.00%, 08/01/45	10,000	13,065,400
State of Washington, GO, 5.00%, 08/01/38	10,000	10,893,300
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/37	5,000	6,417,250
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	6,790	6,937,750

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	$11,045	$13,387,865
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	22,701	26,595,945

		399,719,648

West Virginia — 0.3%
Tobacco Settlement Finance Authority, Refunding RB, Series A, Class 1, 4.31%, 06/01/49	10,000	10,416,400
West Virginia Hospital Finance Authority, Refunding RB
5.00%, 09/01/31	2,775	3,521,614
5.00%, 09/01/38	4,550	5,665,387
5.00%, 09/01/39	1,970	2,447,744
West Virginia Housing Development Fund, Refunding RB, Series A, AMT, 3.70%, 11/01/29	1,260	1,324,638

		23,375,783

Wisconsin — 1.7%
Public Finance Authority RB 7.00%, 12/01/30(b)	2,000	2,025,640
4.00%, 07/01/41(c)	1,755	1,790,609
4.25%, 07/01/54(c)	4,390	4,481,707
Public Finance Authority, RB(b) 6.00%, 06/15/24	385	387,487
6.75%, 11/01/24	21,420	21,783,283
5.00%, 04/01/40	1,175	1,425,534
7.00%, 11/01/46	5,085	5,418,373
5.00%, 04/01/50	1,470	1,745,140
Series A, 6.25%, 10/01/31	1,285	1,367,561
Series A, 7.00%, 10/01/47	1,285	1,358,836
Series A-2, 5.00%, 01/01/24	1,780	1,790,947
Series B, 5.50%, 06/15/25	555	561,077
Series B, 5.62%, 06/01/29	965	980,517
Public Finance Authority, Refunding RB 4.00%, 12/01/51	650	749,353
Series A, 5.00%, 10/01/34(b)	2,620	3,240,599
Series A, 5.00%, 10/01/39(b)	6,155	7,509,962
Series A, 5.00%, 10/01/44	10,000	12,374,500
Series B, 6.13%, 10/01/49(b)	8,530	9,239,269
AMT, 4.00%, 08/01/35	4,840	4,908,196
State of Wisconsin, Refunding GO, Series 3, 0.80%, 05/01/26	11,250	11,234,812
Wisconsin Health & Educational Facilities Authority, RB
Series B, 5.00%, 02/15/40	10,000	10,206,000
Series B, 5.00%, 02/15/42	10,000	11,743,600
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 12/15/44	10,000	11,286,500
Series A, 5.00%, 11/15/35	10,000	11,959,200
Series A, 5.00%, 04/01/42	10,000	10,486,200
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series A, 3.00%, 03/01/52	4,200	4,614,372

		154,669,274

Total Municipal Bonds — 90.1% (Cost: $7,647,360,518)		8,050,962,129

16

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	$10,000	$11,794,000
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	10,000	11,574,100

		23,368,100

California — 2.2%
California Educational Facilities Authority, Refunding RB
5.00%, 09/01/45	10,490	12,265,744
5.00%, 10/01/46	10,000	11,824,300
California Health Facilities Financing Authority, RB
Series A, 5.00%, 08/15/23(h)	10,000	10,950,000
Series A, 5.00%, 08/15/43	10,000	11,332,597
California Infrastructure & Economic Development Bank, RB
5.00%, 05/15/47	10,000	12,379,300
5.00%, 05/15/52	10,000	12,415,400
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	10,000	12,196,000
Chaffey Joint Union High School District, GO, Series C, 5.25%, 08/01/47	10,000	12,243,400
Chino Valley Unified School District, GO, Series A, 5.25%, 08/01/47	10,000	12,465,000
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/45	10,000	11,464,496
Series A, AMT, 5.25%, 05/15/48	10,000	12,401,900
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 05/01/22(h)	10,000	10,326,300
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	10,000	12,339,500
Fresno Unified School District, GO, 5.00%, 08/01/24(h)	10,000	11,397,100
Manteca Unified School District, GO, Series A, 5.00%, 08/01/40	10,000	11,697,401
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44.	10,000	11,243,100
San Marcos Unified School District, GO, Series C, 5.00%, 02/15/24(h)	10,000	11,165,797

		200,107,335

Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, S/F Housing, Series A, 3.85%, 05/15/45(j)	10,000	10,461,900
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	10,000	11,855,100

		22,317,000

District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB
Series A, 5.00%, 10/01/52	10,000	12,097,600
Series A, Sub-Lien, 5.00%, 10/01/23(h)	10,000	10,983,900
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, AMT, 5.00%, 10/01/42	10,000	12,144,300

		35,225,800

Security	Par (000)	Value

Florida — 0.5%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	$10,000	$12,221,200
Florida Housing Finance Corp., RB, S/F Housing Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	4,260	4,475,338
Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	4,233	4,682,985
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	11,906,100
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	10,935,800

		44,221,423

Georgia — 1.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,199,998
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46(j)	10,000	11,854,400
Development Authority of Cobb County, RB, Series A, 5.00%, 06/01/49(j)	10,000	12,159,200
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(h)	10,000	11,577,700
Georgia Housing & Finance Authority, RB, S/F Housing
Series B, 3.55%, 12/01/42	10,000	10,677,597
Series B1, 3.65%, 06/01/44(j)	9,700	10,073,814
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 12/01/40(j)	10,000	10,556,600

		90,099,309

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,813,300

Indiana — 0.1%
Indiana Finance Authority, Refunding RB, 5.00%, 11/01/41	10,000	11,714,600

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, 5.00%, 08/01/42	10,000	12,371,500

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	10,000	10,982,700

Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 01/01/24(h)	10,000	11,125,297
County of Montgomery Maryland, RB, Series 2016, 5.00%, 12/01/45	10,000	11,895,200
Maryland Stadium Authority, RB, 5.00%, 05/01/47	10,000	12,419,073

		35,439,570

Massachusetts — 0.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46.	10,000	11,094,500
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1, 3.30%, 12/01/59(j)	10,015	10,413,914

		21,508,414

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 0.5%
Michigan Finance Authority, Refunding RB, Series 2016, 5.00%, 12/01/45	$10,000	$11,918,815
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	10,000	11,084,600
Series A, 4.15%, 10/01/53(j)	20,000	21,682,200

		44,685,615

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/24(h)	10,000	11,123,699

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 01/01/44	10,000	11,016,900
Metropolitan St Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/47	10,000	12,119,500
Series B, 5.00%, 05/01/45	10,000	11,658,200

		34,794,600

New York — 1.8%
Metropolitan Transportation Authority, RB, Series A, 5.00%, 11/15/42	10,000	12,181,300
Metropolitan Transportation Authority, Refunding RB, Sub-Series B-1, 5.00%, 11/15/46	10,000	12,001,100
New York City Housing Development Corp., RB, M/F Housing
Series A-1, 3.95%, 11/15/44(j)	10,000	10,496,200
Series C-1A, 4.00%, 11/01/53	10,000	10,557,500
Series C-1-A, 4.13%, 05/01/58(j)	10,000	10,696,800
Series G-1, 3.90%, 05/01/45(j)	10,000	10,344,700
Series J, 3.35%, 11/01/65	10,000	10,372,300
New York City Water & Sewer System, RB, Series DD, 5.00%, 06/15/47	20,000	24,083,200
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	10,000	11,145,597
Series A, 5.00%, 03/15/45	10,000	12,333,400
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,502,030
Port Authority of New York & New Jersey, Refunding ARB, Series 194th, 5.00%, 10/15/41	10,000	11,715,000
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/37	10,000	11,829,400

		159,258,527

North Carolina — 0.6%
City of Charlotte North Carolina Airport Special Facilities Revenue, ARB
Series A, 5.00%, 07/01/42	10,000	12,215,000
Series A, 5.00%, 07/01/47	10,000	12,216,500
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(h)	10,000	11,890,001
North Carolina Housing Finance Agency, RB, S/F Housing
Series 39-B, (FHLMC, FNMA, GNMA), 3.85%, 07/01/38	7,720	8,484,135
Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	7,680	8,309,336

		53,114,972

Security	Par (000)	Value

Ohio — 0.2%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	$10,000	$12,507,500

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, Sereis C, 5.00%, 01/01/47	10,000	12,049,100

Oregon — 0.3%
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/47	10,000	12,138,900
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	12,305,000

		24,443,900

Pennsylvania — 0.9%
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(h)	10,000	11,291,700
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/46	10,000	11,956,100
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, 3.65%, 10/01/42(j)	20,000	21,445,400
Series 127B, 3.55%, 10/01/33	10,000	10,929,400
Philadelphia Authority for Industrial Development, RB, Series A, 5.00%, 07/01/42	20,000	22,458,400

		78,081,000

Tennessee — 0.4%
Rutherford County Health & Educational Facilities Board, RB, Series C, 5.00%, 11/15/21(h)	10,000	10,100,700
Tennessee Housing Development Agency, RB, S/F Housing
Series 3, 3.85%, 07/01/43	8,120	8,792,141
Series 3, 3.95%, 01/01/49	8,100	8,857,222
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.85%, 07/01/42	7,820	8,617,378

		36,367,441

Texas — 0.8%
Alamo Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46.	10,000	11,590,300
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(h)	10,000	10,688,700
County of Harris Texas, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/47	10,000	11,950,300
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	11,999,300
Tarrant Regional Water District Water Supply System Revenue, RB, 5.00%, 03/01/22(h)	10,000	10,242,100
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	12,327,700

		68,798,400
Utah — 0.1%
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/25(h)	10,000	11,783,801

Virginia — 0.8%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	12,424,300
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	10,000	11,200,900

18

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/46	$10,000	$12,260,900
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,479,700
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	10,000	10,882,400
Series D, 4.00%, 10/01/53	10,000	10,864,800

		69,113,000
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	10,000	15,378,500
King County Housing Authority, Refunding RB, (GTD), 3.50%, 05/01/38	10,000	11,010,900
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	12,039,800
State of Washington, GO, Series B, 5.00%, 02/01/33	10,000	11,569,800
Washington Health Care Facilities Authority, Refunding RB, Series D, 5.00%, 10/01/38	10,000	11,314,398
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	12,577,800

		73,891,198
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/21(h)	10,000	10,099,400

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.7% (Cost: $1,120,861,902)		1,219,281,204

Total Long-Term Investments — 105.8% (Cost: $8,941,184,192)		9,448,623,827

	Shares

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	180,678,084	180,714,219

Total Short-Term Securities — 2.0% (Cost: $180,703,532)		180,714,219

Total Investments — 107.8% (Cost: $9,121,887,724)		9,629,338,046
Other Assets Less Liabilities — 0.5%		46,540,151
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.3)%		(740,626,791)

Net Assets — 100.0%		$8,935,251,406

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $83,730,024.

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$424,955,829	$—	$(244,241,610)(a	)	$1,765	$(1,765)	$180,714,219	180,678,084	$7,077	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts

10-Year U.S. Treasury Note	7,640	12/21/21	$1,019,224	$(3,353,880)
U.S. Long Bond	4,272	12/21/21	696,737	(2,891,321)
5-Year U.S. Treasury Note	3,234	12/31/21	400,081	(1,142,151)

				$(7,387,352)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$178,380,494	$—	$178,380,494
Municipal Bonds	—	8,050,962,129	—	8,050,962,129
Municipal Bonds Transferred to Tender Option Bond Trusts	—	1,219,281,204	—	1,219,281,204

20

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds.	$180,714,219	$—	$—	$180,714,219

	$180,714,219	$9,448,623,827	$—	$9,629,338,046

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(7,387,352)	$—	$—	$(7,387,352)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $740,533,323 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

INS	Insured

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

SOFR	Secured Overnight Financing Rate

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

Portfolio Abbreviation (continued)

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	21